Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 21.2%

Communication Services - 3.0%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	26,295	$54,319
Radius Global Infrastructure, Inc. - Class A*	10,630	146,269
Verizon Communications, Inc.	1,433	76,279
		276,867

Entertainment - 0.8%
Activision Blizzard, Inc.	10,947	864,923
Electronic Arts, Inc.	6,876	912,170
Sea Ltd. - ADR (Taiwan)*	8,629	1,297,025
Ubisoft Entertainment S.A. - ADR (France)*	84,077	961,000
Ubisoft Entertainment S.A. (France)*	2,315	132,845
		4,167,963
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A*	1,507	4,078,047
Auto Trader Group plc (United Kingdom)[2]	17,651	159,947
Meta Platforms, Inc. - Class A*	14,803	4,637,188
		8,875,182
Media - 0.3%
Charter Communications, Inc. - Class A*	2,399	1,423,423
Comcast Corp. - Class A	1,549	77,435
Omnicom Group, Inc.	181	13,640
S4 Capital plc (United Kingdom)*	17,961	125,593
		1,640,091
Total Communication Services		14,960,103
Consumer Discretionary - 1.7%
Distributors - 0.0%##
Genuine Parts Co.	119	15,854
Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)*	3,181	116,906
Marriott Vacations Worldwide Corp.	655	106,359
Restaurant Brands International, Inc. (Canada)	1,214	67,947
		291,212
Household Durables - 0.2%
Garmin Ltd.	140	17,419
Nikon Corp. (Japan)	6,900	72,015
Sony Group Corp. - ADR (Japan)	8,200	915,612
Sony Group Corp. (Japan)	1,100	123,055
Whirlpool Corp.	55	11,561
		1,139,662
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	1,577	4,717,548
MercadoLibre, Inc. (Argentina)*	43	48,679
		4,766,227
Multiline Retail - 0.4%
Dollar General Corp.	4,412	919,814

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail (continued)
Dollar Tree, Inc.*	6,979	$915,784
		1,835,598
Specialty Retail - 0.0%##
Best Buy Co., Inc.	189	18,764
The Home Depot, Inc.	303	111,195
Williams-Sonoma, Inc.	63	10,114
		140,073
Textiles, Apparel & Luxury Goods - 0.0%##
adidas AG (Germany)	377	103,455
lululemon athletica, Inc. *	190	63,415
		166,870
Total Consumer Discretionary		8,355,496
Consumer Staples - 2.1%
Beverages - 0.7%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,160	73,128
The Coca-Cola Co.	24,675	1,505,422
Diageo plc (United Kingdom)	15,376	775,894
Heineken N.V. - ADR (Netherlands)	16,219	872,095
Heineken N.V. (Netherlands)	952	102,099
		3,328,638
Food & Staples Retailing - 0.0%##
The Kroger Co.	530	23,103
Walmart, Inc.	753	105,277
		128,380
Food Products - 0.7%
Archer-Daniels-Midland Co.	345	25,875
Bunge Ltd.	127	12,555
Campbell Soup Co.	251	11,074
Conagra Brands, Inc.	382	13,278
Danone S.A. (France)	2,139	133,369
General Mills, Inc.	388	26,648
The Hershey Co.	139	27,393
The J.M. Smucker Co.	97	13,636
Kerry Group plc - Class A (Ireland)	563	70,937
The Kraft Heinz Co.	702	25,132
Mondelez International, Inc. - Class A	28,125	1,885,219
Nestle S.A. (Switzerland)	11,702	1,511,177
Tyson Foods, Inc. - Class A	252	22,904
		3,779,197
Household Products - 0.1%
The Clorox Co.	94	15,779
Colgate-Palmolive Co.	445	36,690
Kimberly-Clark Corp.	202	27,805
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	72,500	104,561

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	748	$120,017
		304,852
Personal Products - 0.6%
Beiersdorf AG (Germany)	1,435	142,730
Unilever plc - ADR (United Kingdom)	56,093	2,882,619
		3,025,349
Total Consumer Staples		10,566,416
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
BP plc - ADR (United Kingdom)	13,245	409,535
Cameco Corp. (Canada)	4,799	93,245
ConocoPhillips	5,792	513,287
Exxon Mobil Corp.	6,770	514,249
Jonah Energy Parent LLC*3	2,353	147,063
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,018	257,925
TotalEnergies SE - ADR (France)	7,355	417,764
Total Energy		2,353,068
Financials - 1.5%
Banks - 0.1%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,879	68,865
Citigroup, Inc.	812	52,877
Comerica, Inc.	133	12,340
Fifth Third Bancorp	504	22,493
FinecoBank Banca Fineco S.p.A. (Italy)	12,399	208,455
Huntington Bancshares, Inc.	845	12,726
JPMorgan Chase & Co.	658	97,779
Regions Financial Corp.	716	16,425
U.S. Bancorp	693	40,326
		532,286
Capital Markets - 1.1%
Allfunds Group plc (United Kingdom)*	3,772	53,002
Avanza Bank Holding AB (Sweden)	2,071	65,524
BlackRock, Inc.	1,167	960,371
Deutsche Boerse AG (Germany)	1,139	202,460
Intercontinental Exchange, Inc.	14,165	1,794,139
Intermediate Capital Group plc (United Kingdom)	4,283	110,611
Moody's Corp.	4,790	1,642,970
S&P Global, Inc.	1,550	643,591
		5,472,668
Insurance - 0.3%
Admiral Group plc (United Kingdom)	4,001	170,126
The Allstate Corp.	192	23,169
Chubb Ltd.	225	44,388
Cincinnati Financial Corp.	131	15,436

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Everest Re Group Ltd.	38	$10,769
Fidelity National Financial, Inc.	270	13,594
The Hartford Financial Services Group, Inc.	261	18,758
The Travelers Companies, Inc.	153	25,425
W. R. Berkley Corp.	13,786	1,164,917
		1,486,582
Total Financials		7,491,536
Health Care - 3.7%
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	20,078	1,779,513
Gilead Sciences, Inc.	614	42,169
Seagen, Inc.*	13,347	1,795,305
Vertex Pharmaceuticals, Inc.*	10,571	2,569,282
		6,186,269
Health Care Equipment & Supplies - 1.1%
Alcon, Inc. (Switzerland)	24,638	1,891,706
Align Technology, Inc.*	1,935	957,748
Getinge AB - Class B (Sweden)	3,481	136,092
IDEXX Laboratories, Inc.*	2,805	1,422,976
Medtronic plc	10,505	1,087,162
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	96,000	118,310
		5,613,994
Health Care Providers & Services - 0.0%##
Jinxin Fertility Group Ltd. (China)*2	36,000	36,061
Quest Diagnostics, Inc.	113	15,257
		51,318
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,607	934,149
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	901	58,466
Dechra Pharmaceuticals plc (United Kingdom)	2,255	126,661
Johnson & Johnson	17,628	3,037,128
Merck & Co., Inc.	953	77,651
Novartis AG - ADR (Switzerland)	22,353	1,942,699
Zoetis, Inc.	2,240	447,530
		5,690,135
Total Health Care		18,475,865
Industrials - 1.6%
Aerospace & Defense - 0.1%
Airbus SE (France)*	548	69,976
General Dynamics Corp.	159	33,724
L3Harris Technologies, Inc.	124	25,952
Lockheed Martin Corp.	120	46,696

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	95	$35,140
		211,488
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	119	12,453
FedEx Corp.	3,192	784,785
United Parcel Service, Inc. - Class B	3,875	783,564
		1,580,802
Airlines - 0.2%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	3,065	54,649
Ryanair Holdings plc - ADR (Ireland)*	9,727	1,085,728
		1,140,377
Building Products - 0.0%##
A. O. Smith Corp.	149	11,387
Assa Abloy AB - Class B (Sweden)	4,469	122,371
Johnson Controls International plc	508	36,916
		170,674
Commercial Services & Supplies - 0.2%
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd. (Australia)	48,211	98,418
Copart, Inc.*	6,714	867,785
Republic Services, Inc.	212	27,064
Waste Management, Inc.	241	36,256
		1,029,523
Electrical Equipment - 0.0%##
Eaton Corp. plc	234	37,072
Emerson Electric Co.	360	33,102
Hubbell, Inc.	55	10,301
		80,475
Industrial Conglomerates - 0.0%##
3M Co.	257	42,667
Honeywell International, Inc.	280	57,254
		99,921
Machinery - 0.0%##
Caterpillar, Inc.	243	48,979
Cummins, Inc.	98	21,646
Illinois Tool Works, Inc.	165	38,597
Rotork plc (United Kingdom)	14,701	67,568
Snap-on, Inc.	48	9,996
		186,786
Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	129	9,898
Insperity, Inc.	8,783	944,436
		954,334
Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	13,116	1,596,479

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	3,195	$869,008
Union Pacific Corp.	269	65,784
		2,531,271
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	2,000	171,352
W. W. Grainger, Inc.	41	20,300
		191,652
Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	6,200	41,685
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	319	43,828
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	233	47,336
		132,849
Total Industrials		8,310,152
Information Technology - 3.7%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,506	83,839
Motorola Solutions, Inc.	116	26,905
		110,744
Electronic Equipment, Instruments & Components - 0.0%##
Softwareone Holding AG (Germany)	5,082	99,849
IT Services - 1.7%
Adyen N.V. (Netherlands)*2	92	187,211
Atos SE (France)	3,310	118,653
Automatic Data Processing, Inc.	217	44,739
Broadridge Financial Solutions, Inc.	96	15,285
International Business Machines Corp.	389	51,959
Keywords Studios plc (Ireland)	948	32,129
Mastercard, Inc. - Class A	7,575	2,926,828
PayPal Holdings, Inc.*	11,002	1,891,684
StoneCo Ltd. - Class A (Brazil)*	3,986	62,102
Switch, Inc. - Class A	7,443	190,764
TravelSky Technology Ltd. - Class H (China)	55,000	102,847
Visa, Inc. - Class A	12,415	2,807,900
		8,432,101
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.	205	33,614
Intel Corp.	1,397	68,202
QUALCOMM, Inc.	454	79,795
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	8,843	1,084,417
		1,266,028

Investment Portfolio - January 31, 2022
(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.7%
Anaplan, Inc.*	20,979	$1,012,866
Microsoft Corp.	11,194	3,481,110
Oracle Corp.	1,055	85,624
salesforce.com, Inc.*	8,160	1,898,261
ServiceNow, Inc.*	3,509	2,055,502
		8,533,363
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	185	16,004
Total Information Technology		18,458,089
Materials - 1.6%
Chemicals - 0.7%
Air Liquide S.A. - ADR (France)	39,105	1,333,637
Air Liquide S.A. (France)	1,203	205,784
CF Industries Holdings, Inc.	202	13,912
Eastman Chemical Co.	116	13,796
FMC Corp.	16,586	1,830,597
International Flavors & Fragrances, Inc.	161	21,239
Linde plc (United Kingdom)	213	67,879
RPM International, Inc.	117	10,367
		3,497,211
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	96,366	1,822,281
Packaging Corp. of America	78	11,749
		1,834,030
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada)	18,369	877,671
Barrick Gold Corp. (Canada)	47,170	903,305
Newmont Corp.	15,627	955,904
Nucor Corp.	239	24,235
Reliance Steel & Aluminum Co.	62	9,478
Steel Dynamics, Inc.	192	10,660
		2,781,253
Total Materials		8,112,494
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.8%
Agree Realty Corp.	716	46,812
American Campus Communities, Inc.	2,387	124,745
American Homes 4 Rent - Class A	2,974	116,373
American Tower Corp.	4,995	1,256,242
Apple Hospitality REIT, Inc.	5,480	88,392
AvalonBay Communities, Inc.	533	130,175
Brandywine Realty Trust	4,329	55,671
Camden Property Trust	712	113,984
CareTrust REIT, Inc.	2,111	44,774
Community Healthcare Trust, Inc.	2,076	94,126
Cousins Properties, Inc.	3,557	137,158
Digital Realty Trust, Inc.	825	123,115

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Duke Realty Corp.	2,917	$168,544
Equinix, Inc.	1,757	1,273,649
Equity LifeStyle Properties, Inc.	1,664	130,274
Essex Property Trust, Inc.	371	123,357
Extra Space Storage, Inc.	568	112,572
Flagship Communities REIT	3,984	73,505
Getty Realty Corp.	1,885	55,928
Healthcare Trust of America, Inc. - Class A	1,681	54,716
Healthpeak Properties, Inc.	1,178	41,666
Hibernia REIT plc (Ireland)	24,038	34,334
Innovative Industrial Properties, Inc.	451	89,384
Invitation Homes, Inc.	4,770	200,245
Kilroy Realty Corp.	1,388	88,832
Lamar Advertising Co. - Class A	376	41,646
Life Storage, Inc.	666	89,877
Mid-America Apartment Communities, Inc.	762	157,490
NexPoint Residential Trust, Inc.	714	56,606
Prologis, Inc.	3,834	601,248
Public Storage	696	249,537
Realty Income Corp.	477	33,109
Rexford Industrial Realty, Inc.	2,179	159,437
SBA Communications Corp.	6,590	2,144,650
Sun Communities, Inc.	1,100	207,856
Terreno Realty Corp.	927	69,312
UDR, Inc.	2,563	145,681
Ventas, Inc.	1,132	60,019
Welltower, Inc.	1,007	87,236
Total Real Estate		8,882,277

TOTAL COMMON STOCKS
(Identified Cost $89,110,378)		105,965,496

PREFERRED STOCKS - 0.2%

Information Technology - 0.2%
Software - 0.2%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	10,500	240,345
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,500	238,875
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	21,100	472,640
TOTAL PREFERRED STOCKS
(Identified Cost $1,054,057)		951,860

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS - 21.2%

Non-Convertible Corporate Bonds- 21.2%
Communication Services - 2.8%
Diversified Telecommunication Services - 1.3%
Lumen Technologies, Inc., 7.50%, 4/1/2024	470,000	$502,385
Verizon Communications, Inc., 4.272%, 1/15/2036	5,180,000	5,812,008
		6,314,393
Interactive Media & Services - 1.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,330,000	7,784,592

Total Communication Services		14,098,985

Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc., 3.25%, 2/15/2030	1,950,000	1,942,952
Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	3,730,000	3,882,145

Total Consumer Discretionary		5,825,097

Energy - 5.2%
Energy Equipment & Services - 0.1%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	530,000	533,626

Oil, Gas & Consumable Fuels - 5.1%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	5,010,000	4,751,230
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	522,500	537,640
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,420,000	5,824,066
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	5,117,615
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,330,000	4,400,065
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	350,000	364,913
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/29/2021, cost $523,500)[4]	500,000	521,612
The Williams Companies, Inc., 2.60%, 3/15/2031	4,000,000	3,860,697
		25,377,838
Total Energy		25,911,464

Financials - 4.0%
Banks - 2.4%
Bank of America Corp., 6.11%, 1/29/2037	2,090,000	2,703,286
Citigroup, Inc., 4.45%, 9/29/2027	3,020,000	3,283,141

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	4,850,000	$4,822,879
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[2,5,6]	490,000	490,321
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	485,000	507,129
		11,806,756
Capital Markets - 0.7%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,980,000	1,947,323
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,780,000	1,797,245
		3,744,568
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	485,000	511,610
Synergy One Lending, Inc., 5.50%, 10/14/2026	550,000	537,954
		1,049,564
Diversified Financial Services - 0.5%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	2,030,000	1,927,278
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	510,000	530,830
		2,458,108
Mortgage Real Estate Investment Trusts (REITS) - 0.2%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $170,362)[4]	160,000	165,142
MCREIF SubREIT LLC, 5.00%, 10/15/2026 (Acquired 10/13/2021, cost $525,000)[4]	525,000	505,565
Starwood Property Trust, Inc., 3.75%, 12/31/2024[2]	255,000	254,581
		925,288
Total Financials		19,984,284

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	2,720,000	2,891,205

Industrials - 4.2%
Airlines - 0.9%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	248,104	275,229
Southwest Airlines Co.
5.25%, 5/4/2025	810,000	884,699
5.125%, 6/15/2027	2,530,000	2,825,703

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	94,656	$94,543
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	459,573	445,732
		4,525,906
Building Products - 0.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	240,000	243,300

Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.654%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $503,000)[4,7]	500,000	503,750

Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	530,000	546,722

Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	520,000	513,805
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	521,693
		1,035,498
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,540,000	1,708,196

Trading Companies & Distributors - 2.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,920,000	3,845,127
Air Lease Corp., 3.625%, 4/1/2027	1,890,000	1,947,294
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,890,000	1,959,056
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	5,050,000	4,839,739
		12,591,216
Total Industrials		21,154,588

Materials - 0.8%
Metals & Mining - 0.8%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	490,000	508,903
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[2]	400,000	428,000
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,010,000	1,979,498

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017- 05/13/2020, cost $212,263)[4,8]	880,000	$28
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	505,000	502,301
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	525,000	551,162

Total Materials		3,969,892

Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
Crown Castle International Corp.
3.10%, 11/15/2029	4,830,000	4,876,454
3.30%, 7/1/2030	1,080,000	1,099,211
IIP Operating Partnership LP, 5.50%, 5/25/2026	350,000	360,547
Simon Property Group LP, 2.65%, 2/1/2032	5,970,000	5,849,738

Total Real Estate		12,185,950

TOTAL CORPORATE BONDS		106,021,465
(Identified Cost $107,331,311)

U.S. TREASURY SECURITIES - 32.3%

U.S. Treasury Notes - 32.3%
U.S. Treasury Note
1.75%, 5/15/2023	40,670,000	41,098,942
2.50%, 5/15/2024	39,970,000	41,103,524
2.125%, 5/15/2025	40,090,000	40,982,629
1.625%, 5/15/2026	38,260,000	38,343,694

TOTAL U.S. TREASURY SECURITIES		161,528,789
(Identified Cost $164,478,071)

ASSET-BACKED SECURITIES - 10.5%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	2,350,000	2,265,579
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	2,121,749	2,051,175
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,761,511	2,727,095
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,055,515	1,061,165
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	1,150,000	1,158,406

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust (continued)
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	2,200,000	$2,170,145
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,593,479
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,600,201
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025[2]	2,000,000	1,959,948
Home Partners of America Trust, Series 2019-1, Class A, 2.908%, 9/17/2039[2]	2,652,532	2,616,093
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 1.173%, 2/15/2039 (Acquired 07/23/2021, cost $1,450,000)[4,7]	1,450,000	1,449,146
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.618%, 6/25/2031[7]	208,399	204,706
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	1,932,022	1,949,714
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.808%, 2/25/2045[2,7]	215,447	214,736
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.738%, 1/25/2037[2,7]	341,329	339,269
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,639,145	1,671,861
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	505,000	508,648
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $3,282,499)[4]	3,282,499	3,254,272
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	3,491,238	3,478,880
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	4,200,000	4,223,179
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 0.408%, 10/25/2029[7]	153,458	152,002
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	2,091,933	2,106,028
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	308,958	310,022
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%, 10/27/2036[2]	23,215	23,232
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	11,811	11,835

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC (continued)
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	198,245	$200,194
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	214,118	215,915
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,107,602	2,100,580
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	514,699	517,910
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	607,973	612,327
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.108%, 10/25/2048[2,7]	852,930	856,279
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,967,985	1,982,193
Trinitas CLO XVII Ltd., Series 2021-17A, Class B1, (Cayman Islands) (3 mo. LIBOR US + 1.700%), 1.954%, 10/20/2034[2,7]	2,700,000	2,695,410
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[2]	1,980,886	1,925,654
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	1,200,000	1,215,141

TOTAL ASSET-BACKED SECURITIES		52,422,419
(Identified Cost $52,756,256)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	147,913	149,634
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	340,235	337,354
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,9]	198,563	198,262
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	165,079	168,855
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,301,329	1,283,709
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	3,660,000	3,730,869
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021, Class X1 (IO), 1.375%, 6/25/2022[9]	12,651,894	36,404
Series K030, Class X1 (IO), 0.146%, 4/25/2023[9]	66,986,787	120,281
Series K032, Class X1 (IO), 0.071%, 5/25/2023[9]	42,285,048	53,501

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	180,600,582	$144,311
Series 2014-K41, Class B, 3.834%, 11/25/2047[2,9]	2,500,000	2,608,221
Series 2015-K42, Class B, 3.849%, 1/25/2048[2,9]	490,000	511,813
Series 2015-K43, Class B, 3.732%, 2/25/2048[2,9]	500,000	520,735
Series 2015-K720, Class B, 3.382%, 7/25/2022[2,9]	270,000	271,311
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 0.906%, 2/15/2038[2,7]	3,100,000	3,071,420
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.106%, 10/15/2036[2,7]	2,985,000	2,965,805
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 0.900%, 12/25/2051[2,7]	1,645,253	1,639,230
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,9]	1,397,143	1,391,650
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,9]	1,412,129	1,407,373
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,9]	2,119,311	2,094,091
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,9]	1,596,294	1,576,592
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	378,196	378,897
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,9]	46,712	47,044
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,9]	133,075	134,947
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	432,272	446,654
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	420,887	433,869
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	627,753	654,985
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	2,217,011	2,206,730
Onslow Bay Mortgage Loan Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,9]	2,500,000	2,543,750
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	731,960	736,812
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,9]	1,715,842	1,688,683

		SHARES/
		PRINCIPAL
		AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Provident Funding Mortgage Trust (continued)
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,9]		2,592,471	$2,534,715
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]		209,062	206,899
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]		1,609,427	1,616,867
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]		233,970	235,051
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]		267,644	268,787
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,9]		87,361	87,831
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.576%, 11/15/2027[2,7]		2,317,783	1,488,554
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]		2,031,635	1,989,270
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.156%, 12/15/2033[2,7]		2,300,000	2,294,021
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,9]		124,636	125,460

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $46,093,471)			44,401,247

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond
(Canada), 2.75%, 6/1/2022	CAD	327,000	259,162
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	4,996,000	242,296
(Mexico), 7.75%, 5/29/2031	MXN	908,000	44,247
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		400,000	430,143
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		600,000	608,584

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,708,266)			1,584,432

MUNICIPAL BONDS - 1.4%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	2,630,327
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		950,000	949,742

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

MUNICIPAL BONDS (continued)

South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	$3,423,876

TOTAL MUNICIPAL BONDS
(Identified Cost $7,189,461)		7,003,945

U.S. GOVERNMENT AGENCIES - 2.3%

Mortgage-Backed Securities - 2.3%
Fannie Mae
Pool #888815, UMBS, 4.50%, 11/1/2022	214	214
Pool #888810, UMBS, 5.50%, 11/1/2022	101	101
Pool #AA1563, UMBS, 4.50%, 2/1/2024	5,026	5,152
Pool #AC1557, UMBS, 4.50%, 9/1/2024	11,616	12,004
Pool #AD0462, UMBS, 5.50%, 10/1/2024	4,139	4,312
Pool #MA1834, UMBS, 4.50%, 2/1/2034	330,325	358,789
Pool #MA1903, UMBS, 4.50%, 5/1/2034	390,790	424,465
Pool #886904, UMBS, 6.50%, 9/1/2036	35,637	40,078
Pool #933521, UMBS, 5.00%, 1/1/2038	6,054	6,746
Pool #889260, UMBS, 5.00%, 4/1/2038	8,746	9,747
Pool #889576, UMBS, 6.00%, 4/1/2038	206,404	236,614
Pool #975840, UMBS, 5.00%, 5/1/2038	28,445	31,687
Pool #995196, UMBS, 6.00%, 7/1/2038	269,604	307,505
Pool #986458, UMBS, 6.00%, 8/1/2038	6,192	6,954
Pool #987831, UMBS, 6.00%, 9/1/2038	9,094	9,876
Pool #990897, UMBS, 6.00%, 9/1/2038	20,989	22,761
Pool #AD0220, UMBS, 6.00%, 10/1/2038	37,283	42,530
Pool #257497, UMBS, 6.00%, 12/1/2038	9,159	10,532
Pool #971022, UMBS, 5.00%, 1/1/2039	16,321	18,181
Pool #AA1810, UMBS, 5.00%, 1/1/2039	42,671	47,536
Pool #983686, UMBS, 5.00%, 2/1/2039	14,358	15,995
Pool #AE0604, UMBS, 6.00%, 7/1/2039	246,737	280,897
Pool #AA6788, UMBS, 6.00%, 8/1/2039	116,089	131,319

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AC0463, UMBS, 5.00%, 11/1/2039	21,663	$24,119
Pool #AC5111, UMBS, 5.00%, 11/1/2039	36,218	40,325
Pool #MA0258, UMBS, 4.50%, 12/1/2039	383,970	420,054
Pool #MA0259, UMBS, 5.00%, 12/1/2039	22,270	24,796
Pool #AC8573, UMBS, 5.00%, 1/1/2040	31,110	34,638
Pool #AL1595, UMBS, 6.00%, 1/1/2040	266,663	304,625
Pool #AE0061, UMBS, 6.00%, 2/1/2040	105,826	121,495
Pool #AL0152, UMBS, 6.00%, 6/1/2040	422,866	483,833
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,065,135	3,116,558
Pool #AI5172, UMBS, 4.00%, 8/1/2041	220,399	237,987
Pool #AL1410, UMBS, 4.50%, 12/1/2041	455,047	497,829
Pool #AB4300, UMBS, 3.50%, 1/1/2042	94,617	100,173
Pool #AL7729, UMBS, 4.00%, 6/1/2043	226,047	244,085
Pool #BC8677, UMBS, 4.00%, 5/1/2046	116,318	124,344
Pool #BD6997, UMBS, 4.00%, 10/1/2046	205,568	219,752
Pool #BE3812, UMBS, 4.00%, 12/1/2046	192,187	205,447
Pool #BE7845, UMBS, 4.50%, 2/1/2047	153,459	165,908
Pool #MA3184, UMBS, 4.50%, 11/1/2047	816,331	876,890
Pool #AL8674, 5.656%, 1/1/2049	736,464	833,031
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	93	93
Pool #G12655, 6.00%, 5/1/2022	37	37
Pool #G13078, 6.00%, 3/1/2023	1,155	1,168
Pool #C91746, 4.50%, 12/1/2033	52,911	57,607
Pool #C91762, 4.50%, 5/1/2034	476,754	518,949
Pool #G03926, 6.00%, 2/1/2038	177,141	202,954
Pool #G05906, 6.00%, 4/1/2040	32,932	37,597
Pool #G06789, 6.00%, 5/1/2040	147,664	169,347
Pool #A92889, 4.50%, 7/1/2040	615,121	673,224
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	26,684	29,094

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $11,464,500)		11,789,954

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $7,246,401)	7,246,401	$7,246,401

TOTAL INVESTMENTS - 99.7%		498,916,008
(Identified Cost $488,432,172)
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,362,264
NET ASSETS - 100%		$500,278,272

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $114,733,034, which represented 22.9% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2022 was $6,399,515, or 1.3% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2022.

6Security is perpetual in nature and has no stated maturity date.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2022.

8Issuer filed for bankruptcy and/or is in default of interest payments.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.

10Rate shown is the current yield as of January 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - January 31, 2022

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$14,960,103	$14,487,399	$472,704	$—
Consumer Discretionary	8,355,496	7,940,065	415,431	—
Consumer Staples	10,566,416	7,757,082	2,809,334	—
Energy	2,353,068	2,206,005	—	147,063
Financials	7,491,536	6,681,358	810,178	—
Health Care	18,475,865	18,058,741	417,124	—
Industrials	8,310,152	7,780,467	529,685	—
Information Technology	18,458,089	17,917,400	540,689	—
Materials	8,112,494	7,906,710	205,784	—
Real Estate	8,882,277	8,847,943	34,334	—
Preferred securities:
Information Technology	951,860	951,860	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	173,318,743	—	173,318,743	—
States and political subdivisions (municipals)	7,003,945	—	7,003,945	—
Corporate debt:
Communication Services	14,098,985	—	14,098,985	—
Consumer Discretionary	5,825,097	—	5,825,097	—
Energy	25,911,464	—	25,911,464	—
Financials	19,984,284	—	19,984,284	—
Health Care	2,891,205	—	2,891,205	—
Industrials	21,154,588	—	21,154,588	—
Materials	3,969,892	—	3,969,892	—
Real Estate	12,185,950	—	12,185,950	—
Asset-backed securities	52,422,419	—	52,422,419	—
Commercial mortgage-backed securities	44,401,247	—	44,401,247	—
Foreign government bonds	1,584,432	—	1,584,432	—
Short-Term Investment	7,246,401	7,246,401	—	—
Total assets	$498,916,008	$107,781,431	$390,987,514	$147,063

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.